INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Opening balance, January 1, 2014	$ 160,165
Deconsolidation of Magic and accounting for the remaining investment under equity method (see Note 1)	168,810
Consolidation of Sapiens	(161,810)
Equity in gains of affiliated companies, net	9,058
Exercise of employees stock options in affiliate	(4,931)
Equity in other comprehensive gain (loss) of affiliates, net	(7,793)
Purchase of additional shares	7,614
Dividends received from affiliates	(1,891)
Classification of deferred income	(79)
Ending balance, December 31, 2014	$ 169,143